DEBT - Summary of amounts outstanding under of long-term term debt (Details) - USD ($)	Sep. 30, 2021	Aug. 04, 2021	Dec. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total term debt	$ 43,190,312		$ 7,500,000	$ 7,500,000	$ 7,500,000		$ 2,520,000
Less: current portion	0		(3,750,000)				(1,680,000)
Long-term term loan	43,190,312		3,750,000				$ 840,000
Face amount of debt			3,500,000			$ 5,000,000
Term loan
Debt Instrument [Line Items]
Total term debt	43,190,312		0
Face amount of debt		$ 45,000,000
7th Amendment term loan
Debt Instrument [Line Items]
Total term debt	$ 0		$ 7,500,000